Related party transactions - Disclosure of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 2,176	€ 3,456	€ 3,131
Extra pension benefits	43	11	0
Share-based compensation	1,989	2,067	1,363
Advisory fees	661	0	0
Executive Committee members compensation	€ 4,869	€ 5,534	€ 4,494